Investment in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Schedule of Financial Information of Master Trust
Summarized financial information of the Master Trust is presented below:

	December 31, 2025	Plan's	December 31, 2024	Plan's
(Dollars in Thousands)		Interest		Interest
Assets
Accrued income	$319	$122	$296	$113

Due from brokers for securities sold	—	—	31	12

Investments, at fair value:
CSX Common Stock	884,518	586,653	852,648	561,896
Mutual Funds (a)	281,508	129,494	252,656	113,695
Common Collective Trusts (a)	1,355,365	644,707	1,191,312	555,175
Other Common Stock (a)	401,197	148,593	377,315	136,846
Total investments, at fair value	2,922,588	1,509,447	2,673,931	1,367,612

Stable Value Fund, at contract value:	309,923	111,573	331,455	119,323

Total Assets	$3,232,830	$1,621,142	$3,005,713	$1,487,060

Liabilities
Due to brokers for securities purchased	$—	$—	$26	$8
Total Liabilities	$—	$—	$26	$8

Total Master Trust Net Assets	$3,232,830	$1,621,142	$3,005,687	$1,487,052
Plan’s Percentage of Investment in the Master Trust’s Net Assets		50%		49%
(a) In the prior year financial statements, certain investments were previously listed as Mutual Funds and Other Common Stock. Upon further analysis, these investments better fit into the description of Common Collective Trusts. In 2025, the Plan revised its classification. To be consistent with the current year presentation, the 2024 presentation has been adjusted accordingly as the adjustments were deemed not material.
Investment gain for the Master Trust for 2025 was as follows:

(Dollars in Thousands)
Net increase in the fair value of investments:	$371,875
Interest, dividend, and other income	30,121
Total investment gain for the Master Trust	$401,996

Plan's investment gain in the Master Trust	$203,806

Plan's percentage of investment gain from the Master Trust	51%